Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	HARTFORD LIFE INSURANCE CO
Entity Central Index Key	0000045947
Document Type	8-K
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer		Yes
Entity Voluntary Filers		No
Entity Current Reporting Status		Yes
Entity Public Float			$ 0